Intangible assets, net and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net and goodwill [Abstract]
Analysis of Intangible Assets
a) An analysis of intangible assets at December 31, 2022, 2023 and 2024 is as follows:

For the year ended December 31, 2022
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other (1)		Amortization of the year (2)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	266,057,690	Ps.	2,656,914	Ps.	95,147	Ps.	(1,785,196)	Ps.	—	Ps.	(11,475,085)	Ps.	255,549,470
Accumulated amortization		(135,789,945)		—		—		1,436,078		(13,323,410)		5,252,171		(142,425,106)

Net		130,267,745		2,656,914		95,147		(349,118)		(13,323,410)		(6,222,914)		113,124,364

Trademarks		27,675,853		183,631		40,412		(66,000)		—		(1,366,541)		26,467,355
Accumulated amortization		(24,383,690)		—		—		—		(110,974)		1,041,866		(23,452,798)

Net		3,292,163		183,631		40,412		(66,000)		(110,974)		(324,675)		3,014,557

Customer relationships		24,570,126		22,842		2,863,765		—		—		(3,267,041)		24,189,692
Accumulated amortization		(21,208,962)		—		—		(18)		(954,256)		2,831,217		(19,332,019)

Net		3,361,164		22,842		2,863,765		(18)		(954,256)		(435,824)		4,857,673

Software licenses		15,251,136		5,108,485		14,205		(797,084)		—		(3,358,767)		16,217,975
Accumulated amortization		(10,437,674)		—		—		976,417		(2,645,400)		2,591,274		(9,515,383)

Net		4,813,462		5,108,485		14,205		179,333		(2,645,400)		(767,493)		6,702,592

Content rights		13,002,320		874,961		—		(263,798)		—		(830,079)		12,783,404
Accumulated amortization		(11,511,090)		—		—		3,382		(881,352)		799,892		(11,589,168)

Net		1,491,230		874,961		—		(260,416)		(881,352)		(30,187)		1,194,236

Total of intangibles, net	Ps.	143,225,764	Ps.	8,846,833	Ps.	3,013,529	Ps.	(496,219)	Ps.	(17,915,392)	Ps.	(7,781,093)	Ps.	128,893,422

Goodwill	Ps.	136,578,194	Ps.	14,447,186	Ps.	280,192	Ps.	(2,230,610)	Ps.	(149,696)	Ps.	(7,803,901)	Ps.	141,121,365

(1)	Includes the transaction related to Panama and Chile disposal.
(2)	Includes the discontinued operations of Panama and the Claro Chile, SpA joint venture. See Note 2, Ac.

	For the year ended December 31, 2023
	Balance at beginning of year		Acquisitions		Disposals and other		Amortization of the year		Incorporation (Merge, Spin off, Sale/other)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	255,549,470	Ps.	18,814,933	Ps.	1,201,681	Ps.	—	Ps.	—	Ps.	(28,239,255)	Ps.	247,326,829
Accumulated amortization		(142,425,106)		—		(63,964)		(11,643,803)		—		11,328,430		(142,804,443)

Net		113,124,364		18,814,933		1,137,717		(11,643,803)		—		(16,910,825)		104,522,386

Trademarks		26,467,355		198,532		(11,554)		—		555		(1,313,470)		25,341,418
Accumulated amortization		(23,452,798)		—		571		(139,038)		—		1,017,013		(22,574,252)

Net		3,014,557		198,532		(10,983)		(139,038)		555		(296,457)		2,767,166

Customer relationships		24,189,692		5,550		—		—		—		(3,505,503)		20,689,739
Accumulated amortization		(19,332,019)		—		—		(987,971)		—		3,091,265		(17,228,725)

Net		4,857,673		5,550		—		(987,971)		—		(414,238)		3,461,014

Software licenses		16,217,975		5,846,212		313,446		—		—		(3,021,588)		19,356,045
Accumulated amortization		(9,515,383)		—		1,102,658		(3,675,747)		—		2,330,312		(9,758,160)

Net		6,702,592		5,846,212		1,416,104		(3,675,747)		—		(691,276)		9,597,885

Content rights		12,783,404		737,465		(50,175)		—		—		(1,854,001)		11,616,693
Accumulated amortization		(11,589,168)		—		—		(672,760)		—		1,795,303		(10,466,625)

Net		1,194,236		737,465		(50,175)		(672,760)		—		(58,698)		1,150,068

Total of intangibles, net	Ps.	128,893,422	Ps.	25,602,692	Ps.	2,492,663	Ps.	(17,119,319)	Ps.	555	Ps.	(18,371,494)	Ps.	121,498,519

Goodwill	Ps.	141,121,365	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,957,532	Ps.	146,078,897

	For the year ended December 31, 2024
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	247,326,829	Ps.	12,645,575	Ps.	763,101	Ps.	(872,238)	Ps.	—	Ps.	18,349,117	Ps.	278,212,384
Accumulated amortization		(142,804,443)		—		—		1,749,617		(13,140,279)		(1,872,988)		(156,068,093)

Net		104,522,386		12,645,575		763,101		877,379		(13,140,279)		16,476,129		122,144,291

Trademarks		25,341,418		—		—		(64,374)		—		1,209,149		26,486,193
Accumulated amortization		(22,574,252)		—		—		—		(143,406)		(888,574)		(23,606,232)

Net		2,767,166		—		—		(64,374)		(143,406)		320,575		2,879,961

Customer relationships		20,689,739		4,475		111,066		—		—		2,599,501		23,404,781
Accumulated amortization		(17,228,725)		—		—		—		(951,706)		(2,498,298)		(20,678,729)

Net		3,461,014		4,475		111,066		—		(951,706)		101,203		2,726,052

Software licenses		19,356,045		4,805,054		—		1,874,257		—		3,992,205		30,027,561
Accumulated amortization		(9,758,160)		—		—		595,636		(4,905,764)		(2,839,014)		(16,907,302)

Net		9,597,885		4,805,054		—		2,469,893		(4,905,764)		1,153,191		13,120,259

Content rights		11,616,693		866,001		—		(821,107)		—		2,630,934		14,292,521
Accumulated amortization		(10,466,625)		—		—		309,988		(723,083)		(2,546,783)		(13,426,503)

Net		1,150,068		866,001		—		(511,119)		(723,083)		84,151		866,018

Total of intangibles, net	Ps.	121,498,519	Ps.	18,321,105	Ps.	874,167	Ps.	2,771,779	Ps.	(19,864,238)	Ps.	18,135,249	Ps.	141,736,581

Goodwill	Ps.	146,078,897	Ps.	—	Ps.	4,735,752	Ps.	—	Ps.	—	Ps.	6,021,720	Ps.	156,836,369

Aggregate Carrying Amount of Goodwill Allocated by Segment
b) The aggregate carrying amount of goodwill is allocated by segment as follows:

	2023		2024
Europe	Ps.	55,414,076	Ps.	62,374,446
Brazil		29,437,800		27,897,869
Puerto Rico		17,463,394		17,463,394
Dominican Republic		14,186,723		14,186,723
Colombia		9,304,613		9,677,519
Mexico		9,186,415		9,249,711
Chile		—		4,735,752
Peru		2,448,614		2,564,786
El Salvador		2,522,768		2,522,768
Ecuador		2,155,384		2,155,384
Guatemala		2,212,615		2,261,495
Other countries		1,746,495		1,746,522
	Ps.	146,078,897	Ps.	156,836,369